NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Net income (loss)	$372,357	$(22,703)	$319,070	$(22,703)
Allocation of net loss – redeemable	$265,101	$-	$227,164	$-
Allocation of net loss – non-redeemable	$107,256	$(22,703)	$91,906	$(22,703)
Weighted-average shares outstanding – redeemable	6,000,000	-	6,000,000	-
Basic and diluted net income per share – redeemable	$0.04	$-	$0.04	$-
Weighted-average shares outstanding – non-redeemable	2,427,500	2,136,082	2,427,500	2,134,715
Basic and diluted net income (loss) per share – non-redeemable	$0.04	$(0.01)	$0.04	$(0.01)

	For the Year Ended December 31, 2025	For the period from March 11, 2024 (inception) to December 31, 2024
Net income (loss)	$245,454	$(79,422)

	For the Year Ended December 31, 2025		For the period from March 11, 2024 (inception) to December 31, 2024
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Weighted-average shares outstanding	1,150,685	2,203,219	—	2,049,099
Ownership percentage	34%	66%	—	100%
Numerators:
Allocation of net income (loss)	84,212	161,242	—	(79,422)
Denominators:
Weighted-average shares outstanding	1,150,685	2,203,219	—	2,049,099
Basic and diluted net income (loss) per share	$0.07	$0.07	—	$(0.04)

Goodvision Inc [Member]
SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025	Nine Months Ended June 30, 2026	Nine Months Ended June 30, 2025
Net income (loss)	$46,637	$(50,568)	$(690,384)	$(6,510)
Weighted-average ordinary shares — basic and diluted *	10,000	10,000	10,000	10,000
Net income (loss) per ordinary share — basic and diluted *	$4.66	$(5.06)	$(69.04)	$(0.65)

*	Shares have been retroactively restated to reflect the recapitalization. See Note 9.